9. Trade receivables	12 Months Ended
Dec. 31, 2019
Trade Receivables
Trade receivables

(a)       Financial position balances

	December 31, 2019	December 31, 2018
Private sector:
General (i) and special (ii) customers	1,505,150	1,372,667
Agreements (iii)	378,341	347,679

	1,883,491	1,720,346
Government entities:
Municipal	472,666	575,733
Federal	2,805	3,876
Agreements (iii)	277,047	274,906

	752,518	854,515
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	3,278	3,056
São Caetano do Sul	9,871	2,869

Total wholesale customers – Municipal governments	13,149	5,925

Unbilled supply	745,884	571,072

Subtotal	3,395,042	3,151,858
Allowance for doubtful accounts	(1,042,015)	(1,099,442)

Total	2,353,027	2,052,416

Current	2,137,752	1,843,333
Noncurrent	215,275	209,083

	2,353,027	2,052,416

(i)	General customers - residential and small and mid-sized companies

(ii)	Special customers - large consumers, commercial, industries, condominiums and special billing consumers (fixed demand agreements, industrial waste, wells, etc.).

(iii) Agreements - installment payments of past-due receivables, plus monetary adjustment and interest, according to the agreements.

(iv) Wholesale basis customers - municipal governments - This balance refers to invoices issued as a result of services provided to municipalities, which are responsible for distributing to, billing and charging final customers. The balance presented does not include the municipality of Mauá, as it is questioning in court the tariffs charged. Therefore, SABESP did not record revenues and receivables of this municipality, due to low expectation of realization, in accordance with IFRS 15 and IFRS 9, as the Company does not believe that it is likely that it will receive the consideration it is entitled to in exchange for the services transferred to the municipalities.

The historical value of unrecognized receivables from these municipalities is as follows:

	December 31, 2019	December 31, 2018

Wholesale customers – Municipal governments:
Mauá	677,298	601,910
Santo André (*)	-	1,164,399
Total	677,298	1,766,309

(*) Agreement with the municipality of Santo André

On July 31, 2019, the Company entered into a debt payment and receipt Consent Decree with the Municipality of Santo André (“Santo André”) and the Santo André Municipal Water and Sanitation Service (SEMASA), aiming to settle SEMASA’s existing debt upon the transfer of sanitation services to SABESP for 40 years.

On the same date, the São Paulo State, the Municipality of Santo André and SABESP signed the Public Service Provision Agreement of Water Supply and Sewage Services in the Municipality of Santo André, through which the São Paulo State and the Municipality of Santo André granted SABESP the right to provide services for a period of 40 years.

Due to the signature of the service agreement the Company recognized as revenue, under the fair value method, the amount of R$ 1,336,908, and the respective trade receivable was given as payment for the transfer of sanitation services for a 40-year period and incorporated into the intangible assets.

Due to the service transfer, the Company paid R$ 70,000 to settle administrative costs and terminate the services provided by SEMASA. Additionally, R$ 90,000 was transferred in two annual installments, the first of which due 30 days after the signature of the agreement, and the second by February 28, 2020; these amounts shall be allocated to sanitation initiatives. The total amount of R$ 160,000 was recorded in intangible assets against current liabilities.

From the first quarter of 2021, 4% of gross revenue earned in the municipality by SABESP, net of Cofins/Pasep, ARSESP’s Regulation, Control and Oversight Fee (TRCF) and any business charges levied on revenue, will be allocated to environmental sanitation, housing, drainage and other urban infrastructure services in the Municipality.

Receivables mentioned above, that were discussed in court, in the form of registered warrants, will be held as collateral of compliance with the Adjustment Instrument. The payment of the registered warrants will be suspended during the term of the Decree.

The amount collateralized will be progressively reduced according to the following rules:

•	Until the seventh (7th) anniversary of the signature date of the Agreement, Credits 1 and 2 will be reduced by an amount equivalent to one eighty-fourth (1/84) per full month, releasing the collateralized amount related to Credit 1 followed by the amount related to Credit 2;

•	After the seventh (7th) anniversary and up to the twelfth (12th) anniversary of the Agreement’s signature date, Credits 3 and 4 will be reduced by an amount equivalent to one-sixtieth (1/60) per full month, releasing the collateralized amount related to Credit 3 followed by the amount related to Credit 4;

•	After the twelfth (12th) anniversary and up to the twenty-seventh (27th) anniversary of the Agreement’s signature date, Credit 5 will be reduced by an amount equivalent to one-one hundred and eightieth (1/180) per full month;

•	After the twenty-seventh (27th) anniversary and up to the thirty-fifth (35th) anniversary of the Agreement’s signature date, Credits 6 and 7 will be reduced by an amount equivalent to one ninety-sixth (1/96) per full month, releasing the collateralized amount related to Credit 6 followed by the amount related to Credit 7;

•	After the thirty-fifth (35th) anniversary and up to the fortieth (40th) anniversary of the Agreement’s signature date, Credits 8 and 9 will be reduced by an amount equivalent to one-sixtieth (1/60) per full month, releasing the collateralized amount related to Credit 8 followed by the amount related to Credit 9.

The measurement of the non-recurring fair value for the transaction with Santo André was categorized within level 3 of the fair value hierarchy, in its initial recognition, in the amount of R$ 1,336,908.

The Company considered the discounted cash flow technique to carry out the evaluation, based on the judgment that the market participants could and / or should apply. The discounted cash flow considered the present value of the net cash flows expected to be generate with the Company’s assumption water supply and sewage services for a period of 40 years, taking into consideration the following unobservable inputs:

• Average tariff and average volume of water and sewage by economy based on SEMASA’s average consumption histogram, referring to the period between January and December 2018;

• Indirect revenues based on historical data of the municipalities operated by SABESP in the Metropolitan Region of São Paulo;

• Average unit cost of the Metropolitan Region of São Paulo with synergy, due to economies of scale and the use of existing structures at SABESP (administrative and operational);

• Personnel costs - in the first two years, considering the payment of employees assigned by SEMASA;

• Costs and investments in the integrated metropolitan supply system prorated based on the volume of water supplied to the municipality;

• Exclusive investments by the municipality following the Municipal Sanitation Plan;

• Complementary investments to be made by the municipality and paid by SABESP, corresponding to na installment of R$ 90 million in the first year, plus 4% of net revenue as of the second year;

• Projected cash flow discount rate - 8.11% per year (WACC).

(b)       The aging of trade receivables is as follows

	December 31, 2019	December 31, 2018

Current	1,762,606	1,449,927
Past-due:
Up to 30 days	330,488	330,310
From 31 to 60 days	164,913	145,153
From 61 to 90 days	86,765	83,679
From 91 to 120 days	58,971	54,486
From 121 to 180 days	81,003	89,740
From 181 to 360 days	33,206	44,856
Over 360 days	877,090	953,707

Total past-due	1,632,436	1,701,931

Total	3,395,042	3,151,858

The increase in the current balance was mainly due to the assumption of the provision of sanitation services to the municipalities of Guarulhos and Santo André, as well as by the 4.39% tariff increase.

(c)       Allowance for doubtful accounts

	December 31, 2019	December 31, 2018	December 31, 2017

Balance at beginning of the year	1,099,442	1,067,973	1,068,747
Private sector /government entities	54,064	61,315	75,973
Recoveries	(111,491)	(29,846)	(76,747)

Net additions for the year	(57,427)	31,469	(774)

Balance at the end of the year	1,042,015	1,099,442	1,067,973

Reconciliation of estimated/historical losses of income	December 31, 2019	December 31, 2018	December 31, 2017

Write-offs	(179,929)	(184,555)	(171,729)
(Losses)/reversal with state entities - related parties	(5,597)	1,294	21,510
(Losses) with private sector / government entities	(54,064)	(61,315)	(75,973)
(Losses)/reversal with wholesale customers	-	(29,458)	9,781
Recoveries	111,491	107,307	133,730

Amount recorded expense	(128,099)	(166,727)	(82,681)

The Company does not have customers representing 10% or more of its total revenues.